Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment
Total gross value	¥ 45,894	¥ 89,793
Less: accumulated depreciation	(35,166)	(85,353)
Net book value	10,728	4,440
Computers, equipment and furniture
Property and Equipment
Total gross value	24,937	40,665
Motor vehicles
Property and Equipment
Total gross value	3,866	3,869
Leasehold improvements
Property and Equipment
Total gross value	¥ 17,091	¥ 45,259